Derivatives (Details) - EBP 105 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Derivative [Line Items]
Derivative, notional, amount	$ 5,600.0	$ 4,000.0
Derivative asset	50.8	37.8
Derivative liability	9.6	$ 9.4
Gains (loss) from investment	$ 31.7